Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Balance Sheets Parentheticals (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Apr. 15, 2011	Dec. 31, 2010	Dec. 07, 2010
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01		$ 0.01	$ 20
Common stock shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	250,000,000	500
Common stock shares issued	131,875,128	131,725,128
Common stock shares outstanding	131,875,128	131,725,128
Reporting Entity [Member]
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	131,875,128	131,725,128
Common stock shares outstanding	131,875,128	131,725,128